Note 3 - Acquisitions - Pro Forma Results of Operations (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Revenues	$ 281,419	$ 266,074	$ 252,910
Net income	$ 31,889	$ 25,704	$ 20,044
Earnings per share
Basic (in dollars per share)	$ 0.42	$ 0.34	$ 0.26
Diluted (in dollars per share)	$ 0.41	$ 0.33	$ 0.26